OTHER FINANCIAL ITEMS (Tables)	6 Months Ended
Jun. 30, 2020
Other Financial Items [Abstract]
Schedule of Other Financial Items, net [Table Text Block]
Other financial items, net comprise the following items:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Net cash movement on non-designated derivatives and swap settlements	(5,756)	702
Net (decrease)/increase in fair value of non-designated derivatives	(25,864)	(6,316)
Allowance for expected credit losses	(68)	—
Impairment of loan notes	—	(8,225)
Other items	105	(233)
Total other financial items, net	(31,583)	(14,072)